STOCK-BASED COMPENSATION AND EQUITY AWARDS - Summary of Stock Option Activity Related to Nonemployees (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equity Award Plan for 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Beginning Balance (in shares)	93,313
Exercised (in shares)	(12,277)
Expired (in shares)	(7,647)
Outstanding Ending Balance (in shares)	73,389
Vested and exercisable (in shares)	51,784
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning, Weighted-Average Exercise Price (in usd per share)	$ 6.15
Exercised, Weighted-Average Exercise Price (in usd per share)	$ 4.59
Expired, Weighted-Average Exercise Price (in usd per share)	$ 3.96
Ending, Weighted-Average Exercise Price (in usd per share)	$ 6.63
Vested and exercisable, Weighted-Average Exercise Price (in usd per share)	$ 5.59
Non-Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Beginning Balance (in shares)	46,014
Granted (in shares)	18,232
Exercised (in shares)	(331)
Outstanding Ending Balance (in shares)	63,915
Vested and exercisable (in shares)	16,061
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning, Weighted-Average Exercise Price (in usd per share)	$ 9.26
Granted, Weighted-Average Exercise Price (in usd per share)	$ 9.26
Exercised, Weighted-Average Exercise Price (in usd per share)	$ 9.26
Ending, Weighted-Average Exercise Price (in usd per share)	$ 9.26
Vested and exercisable, Weighted-Average Exercise Price (in usd per share)	$ 9.26